Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended	33 Months Ended	39 Months Ended
	Mar. 14, 2022	May 31, 2022	Nov. 30, 2022	May 31, 2025	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025
C000234661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	$ 10,000	$ 9,839	$ 9,612		$ 9,866	$ 10,190	$ 10,360	$ 10,840	$ 10,424
C000234660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares (with sales charge)
C000234662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value	10,000	9,840	9,615		9,870	10,208	10,381	10,853	10,451
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,726	9,587		9,774	9,998	10,035	10,491	10,239
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Customized Reference Benchmark
Accumulated Value	$ 10,000	$ 9,681	$ 9,439		$ 9,639	$ 9,895	$ 10,080	$ 10,602	$ 10,342